Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Summary of movements of goodwill and intangible assets
The below table summarizes the movements of goodwill and other intangible assets in 2025.

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired in-process research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total

Cost
January 1, 2025	8,946	2,980	963	5,348	6,229	5,960	896	22,376
Impact of business combinations	303	—	853	—	259	—	—	1,112
Additions	—	—	22	—	—	—	122	144
Reclassifications(1)	—	—	(268)	—	268	—	—	—
Disposals and derecognitions(2)	—	—	—	(4)	(3)	—	(53)	(60)
Currency translation effects	7	—	1	—	4	—	1	6
December 31, 2025	9,256	2,980	1,571	5,344	6,757	5,960	966	23,578

Accumulated amortization
January 1, 2025	—	—	(188)	(5,320)	(4,485)	(3,338)	(458)	(13,789)
Amortization charge	—	—	—	(22)	(402)	(238)	(122)	(784)
Disposals and derecognitions(2)	—	—	—	4	3	—	42	49
Impairment charges	—	—	(2)	—	(43)	—	—	(45)
Currency translation effects	—	—	—	—	(2)	—	(1)	(3)
December 31, 2025	—	—	(190)	(5,338)	(4,929)	(3,576)	(539)	(14,572)
Net book value at December 31, 2025	9,256	2,980	1,381	6	1,828	2,384	427	9,006
(1)     Reclassifications between asset categories as a result of a project included in IPR&D that has been successfully developed.
(2)    Derecognitions of assets that are no longer used or being developed and are not considered to have a significant disposal value or other alternative use. The current year period also includes previously-held commercialization rights in intangible assets derecognized as part of a business combination as described in Note 21.1.
The below table summarizes the allocation of the net book values of goodwill and other intangible assets by reportable segment at December 31, 2025.

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired in-process research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total
Surgical	4,700	—	555	6	749	2,384	261	3,955
Vision Care	4,556	—	826	—	1,079	—	166	2,071
Not allocated to segments	—	2,980	—	—	—	—	—	2,980
Net book value at December 31, 2025	9,256	2,980	1,381	6	1,828	2,384	427	9,006
The below table summarizes the movements of goodwill and other intangible assets in 2024.

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired in-process research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total

Cost
January 1, 2024	8,926	2,980	918	5,369	6,204	5,960	810	22,241
Impact of business combinations	20	—	—	—	75	—	—	75
Additions	—	—	45	—	32	—	130	207
Disposals and derecognitions(1)	—	—	—	(21)	(82)	—	(44)	(147)
December 31, 2024	8,946	2,980	963	5,348	6,229	5,960	896	22,376

Accumulated amortization
January 1, 2024	—	—	(179)	(5,309)	(4,186)	(3,099)	(408)	(13,181)
Amortization charge	—	—	—	(32)	(378)	(239)	(94)	(743)
Disposals and derecognitions(1)	—	—	—	21	79	—	44	144
Impairment charges	—	—	(9)	—	—	—	—	(9)
December 31, 2024	—	—	(188)	(5,320)	(4,485)	(3,338)	(458)	(13,789)
Net book value at December 31, 2024	8,946	2,980	775	28	1,744	2,622	438	8,587
(1)     Derecognitions of assets that are no longer used or being developed and are not considered to have a significant disposal value or other alternative use. 2024 also included currently marketed products divested as described in Note 21.3.
The below table summarizes the allocation of the net book values of goodwill and other intangible assets by reportable segment at December 31, 2024.

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired in-process research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total
Surgical	4,564	—	562	28	581	2,622	271	4,064
Vision Care	4,382	—	213	—	1,163	—	167	1,543
Not allocated to segments	—	2,980	—	—	—	—	—	2,980
Net book value at December 31, 2024	8,946	2,980	775	28	1,744	2,622	438	8,587

Assumptions used in calculations for the recoverable amounts of goodwill and intangible assets
The following assumptions were used in the calculations for the recoverable amounts of goodwill and the Alcon brand name at December 31, 2025 and 2024:

(As a percentage)	Surgical	Vision Care
Terminal growth rate	3.0	3.0
Discount rate (post-tax)	8.5	8.0

Intangible asset impairment charges	The below table shows the intangible asset impairment charges in 2025, 2024 and 2023.

($ millions)	2025	2024	2023
Surgical	—	(9)	—
Vision Care	(45)	—	—
Total	(45)	(9)	—